UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

615 West Mount Pleasant Ave.

Livingston, NJ  07039

(Address of principal executive offices)

(Zip code)

David Y.S. Chiueh

615 West Mount Pleasant Ave.

Livingston, NJ  07039

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: March 31, 20 12

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Upright Growth Fund

SEMIANNUAL REPORT

March 31, 2012

_____________________________________________________________________________________________

TABLE OF CONTENTS

Shareholders Letter…………………………………………………………………………………….

1

Schedule of Investments ………………………………………………………………………………

4

Security Holding By Industry Sector……………………………………………………………………

      6

Statement of Assets and Liabilities…………………………………………………………………….

 7

Statement of Operations………………………………………………………………………………..

8

Statements of Changes in Net Assets…………………………………………………………………..

9

Notes to the Financial Statements………………………………………………………………………

10

Financial Highlights……………………………………………………………………………………

13

Fund Expense…………………………………………………………………………………………..

14

Trustees and Officers…………………………………………………………………………….……………………15

_____________________________________________________________________________________________

June 9, 2012

Dear Investor:

We would like to present to you the Semi-Annual Report of the Upright Growth Fund for the period from October 1, 2011 to March, 31, 2012.  The six-month period has proven to be the glory days of the stock market, as the S&P 500 Index grew 16.18% (excluding dividend reinvestment) during this period.  The Fund outperformed the S&P 500 Index by 1.92%, having grown 18.10%.

Market Review

In mid-2010, the whole world focused on the emerging market and deemed that the US economy still lacked strong growth indications.  By the end of the year, the majority of the large corporations reported profitability, and foreign investors started to shift their focus to the US stock market.  Among all publicly traded US corporations, 3 out of 4 companies reported better earnings than forecasted in 2010.  Still, the price-earnings ratio (P/E) remained relatively low at 14 times of estimated earnings of 2011.

The contributing factors for the strong market growth during the period were:

•

The American businesses were reporting profitability.

•

There was sufficient capital available for investment.

•

The interest rate remained low and affordable.

On the other hand, there are still concerns regarding the job market and housing markest.  The national unemployment rate is around 9.0%.  The middle classfeels some disconnect between the high unemployment rate and the economic rebound.  The housing market, having come out of the low point in the 2008 financial crisis, still remains weak.  In our evaluation, most of the people position themselves cautiously optimistic about the overall economy.

Major Holdings

Apple (APPL) – In addition to customer satisfaction, Apple is recently ranked number one for global brand identification.  It continues to innovate and hold solid grounds with new product launches.  In 2010, the Fund regrettably sold 30% of Apple stocks for profit taking reason.  Nonetheless, its strong earnings in the past years makes its current valuation, while high, still very attractive.  We think there is growth opportunity for the stock in the future.

Silicon Motion Tech (SIMO) –  Since its low at $2 per share during the 2008 financial crisis, the industrial leader Sandisk had a proud up-swing in terms of percentage.  The Fund acquired a significant amount of the stocks at around $3. The company has no debt.  Our forecast predicted the stock to reach $6 per share within 3 years from the time we purchased.  Disappointedly, by early 2011, it has only climbed 30% to reach $4.25 per share from its low and still far behind our forecast.   However, we believed that it was still drastically undervalued and held our position.   Finally, the stock price broke out and reached $8.08 per share by the end of first quarter in 2011 and has started to contribute a lot for the Fund’s recent performance.

Health Care Industry  – Health care holdings such as Pfizer, Humana, and Aflac remain strong in our portfolio.  Some provide stability earning and high dividends, worth keeping in overweight position.

Conclusion

The first six months of 2011 fiscal year was a star.  The second half remains to be seen.  If company earnings and profitability continue to grow, the stock market will follow.  Otherwise, we may see some adjustments.  Our investment principle is to find potential growth in valuation.

We appreciate your trust and business in the past and look forward to a stronger portfolio performance in the near future.

Sincerely,

David Y. S. Chiueh, CFP

Portfolio Manager

S&P 500
12,157.81
Upright Growth Fund
9,802.29
16000.00
14000.00
12000.00
10000.00
8000.00
6000.00
4000.00
2000.00
0.00

Returns shown assume reinvestment of all dividends.  Performance reflects expense reimbursements and fee waivers in effect and do not reflect the sales charges.  Absent expense reimbursement and fee waivers, total returns would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

S&P 500 Stock Index - An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

Average Annual Returns

For the Periods ended March 31, 2012

	1-Year	3-Year	5-Year	10-Year
Upright Growth Fund	17.02%	34.60%	-1.79%	-0.20%
S&P 500 Index	8.54%	23.42%	2.01%	4.12%

SCHEDULE OF INVESTMENTS

March 31, 2012

Common Stocks –

Description	Quantity	Current Value

Equities
Basic Material - 6.37%
Bhp Billiton Ltd Adr	800	$57,920
Dow Chemical Company	6700	232,088
Mosaic Company	3000	165,870
		$455,878

Real Estate - 1.73%
Proshs Ultra Real Estate	2000	$123,580

Bank - 1.20%
Bank Of America Corp	9000	$86,130

Computer - 20.80%
Apple Computer Inc	2400	$1,438,920
Dell Inc	3000	49,785
		$1,488,705
Consumer -1.07%
Whirlpool Corp	1000	$76,860

Diversified Company - 6.18%
General Electric Company	2000	$40,140
Manitowoc Company Inc	29000	401,940
		$442,080
Electronic -4.09%
Au Optronics Corp Adr	8650	$39,444
Corning Inc	18000	253,440
		$292,884
Energy - 1.69%
Canadian Solar Inc	38000	$120,840

Financial Service -2.44%
Citigroup Inc	600	$21,930
Direxion Shs Exch Trd Fd	1400	152,810
		$174,740
Food - 3.51%
Starbucks Corp	4500	$251,505
Healthcare - 1.65%
Unitedhealth Group Inc	2000	$117,880

Insurance - 4.72%
A F L A C Inc	4500	$206,955
Metlife Inc	3500	130,725
		$337,680
Leisure - 1.14%
Mgm Mirage	6000	$81,720

Medical - 11.74%
Abbott Laboratories	3500	$214,515
Medtronic Inc	500	19,595
Pfizer Incorporated	16800	380,436
Teva Pharm Inds Ltd Adrf	5000	225,300
		$839,846

Oil - 2.36%
Chevron Corporation	1000	$107,210
Oil Service Holders Tr	500	61,400
		$168,610
Semiconductor - 25.78%
Himax Technologies Adr	35000	$72,100
Memc Electrnc Materials	47000	169,670
Silcon Motion Technology	71000	1,375,270
Taiwan Semiconductr Adrf	14926	228,069
		$1,845,109

Telecommunication - 0.57%
Directv Group Inc	500	$24,670
Research In Motion Ltd	1100	16,170
		$40,840

Transportation -1.22%
Dryships Inc	25000	$87,000

Total Common Stocks		$7,031,887

Cash and Money Funds
CASH		$354,888

Total Investments (Costs $5,495,630)		$7,386,775

Other Assets Less Liabilities		($44,494)

Total Net Assets		$7,342,281

*Non-income producing security

ADR – American Depository Receipt

UPRIGHT GROWTH FUND

 Security Holdings By Industry Sector

March 31, 2012

The following chart gives a visual breakdown of the Fund by the industry sectors. The underlying securities represent a percentage of the portfolio investments.

UPRIGHT GROWTH FUND

STATEMENTS OF ASSETS AND LIABILITIES

For the Period Ended Mar 31, 2012 (UNAUDITED)

ASSETS:
Investment in securities, at value	($5,495,630)	$7,386,767
Subscriptions receivable		0
Security sales receivable		1
Dividends receivable		0
Accrued interest receivable		0
Accounts receivable		0
Total Assets		7,386,768
LIABILITIES:
Investment adviser fees	17,221
Administrative fees	16,706
Custodian fees	288
Auditors and legal fees	4,214
Trustee fees	2,014
Registration fees	688
Insurance fees	516
Miscellaneous	2,055
Redemption payable	312
Security purchases payable	0
Other payable	0
Distribution fees	0
Total Liabilities		44,013
NET ASSETS:	7,342,754
NET ASSETS CONSIST OF:
Paid in capital		7,727,642
Accumulated undistributed
Net investment income (loss)		-736,405
Net realized gain (loss)		-1,182,606
Net unrealized appreciation(depreciation)		1,534,122
Total Net Assets		$7,342,754
Shares outstanding
(Unlimited number of shares authorized)		779,535
Net Asset Value and Redemption Price Per Share		$9.42
Maximum offering price per share, 100/97	$9.42	$9.71

See accompanying notes to financial statements.

UPRIGHT GROWTH FUND

STATEMENTS OF OPERATION

From Oct 1, 2011 to Mar 31, 2012 (UNADITED)

INVESTMENT INCOME:
Dividends		$24,643
Interest		5,401
Total Income		30,043
EXPENSES:
Investment adviser fees	26,589
Administrative fees	25,252
Custodian fees	2,346
Auditors and legal fees	4,780
Trustee fees	920
Blue sky fees	450
Insurance fees	184
Distribution fees	0
Miscellaneous	552
Total expenses before reductions		61,073
Reimbursement from advisor		0
Net Expense (after reimbursement)		61,073
NET INVESTMENT INCOME (LOSS)		(31,030)
REALIZED AND UNREALIZED LOSS ON
Net realized gain (loss) on:
Investment securities	0
Foreign currency transactions	0
Futures contracts	0	0
Change in net unrealized appreciation (depreciation)
Investment securities		0
Net gain (loss)		0
NET INCREASE (DECREASE) IN NET ASSETS
FROM OPERATION		($31,030)

See Notes to the Financial

See accompanying notes to financial statements.

UPRIGHT GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended  Mar  31,  2012   and   Sep  30,  2011 (UNAUDITED)

	Six months Ended	Year Ended
	31-Mar-12	Sep 30, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	($39,258)	($61,920)
Net realized gain (loss)	(72,863)	276,630
Change in net unrealized appreciation (depreciation)	2,126,321	(286,785)
Net increase (decrease) in net assets from	2,014,201	(72,075)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	0	0
From net realized gain	0	0
Total distributions	0	0
SHARE TRANSACTIONS:
Net proceeds from sales of shares	484,072	652,016
Reinvestment of distributions	0	0
Shares redeemed	(239,454)	(362,607)
Net increase (decrease) in net assets from	244,618	289,409
TOTAL INCREASE (DECREASE) IN NET ASSETS	$2,258,819	$217,334
NET ASSETS:
Beginning of period	$5,083,936	$4,866,602
End of period	$7,342,755	$5,083,936
TRANSACTIONS IN SHARES
Shares Sold	55,738	87,756
Shares reinvested	0	0
Shares redeemed	(28,813)	(48,418)
Net increase (decrease) in shares outstanding	26,925	39,338

See accompanying notes to financial statements.

Upright Growth Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2012

 1. ORGANIZATION

The Upright Investments Trust (the “Trust”) was organized as a business trust under the laws of the State of Delaware under a Certificate of Formation dated March 4, 1998, and is registered as an open end, diversified management investment company under the Investment Company Act of 1940.  The Certificate of Formation provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares.  The Trust presently consists of one diversified investment portfolio, Upright Growth Fund (the “Fund”).  The principal investment objective of the Fund is to provide long-term growth of capital, with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles.

a)

Investment Valuation

 Listed Securities - Common stocks that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Common stocks which are listed on an exchange but which are not traded on the valuation date are valued at the current bid prices.

Unlisted Securities – Unlisted equity securities for which market quotations are readily available and  securities which will mature in more than or exactly 60 days are valued at the latest bid prices furnished by an independent pricing service. Short-term instruments with a remaining maturity of 60 days are valued at the amortized cost, which approximates market value.  All price valuations are made open to clients upon request, and are determined by the  Upright Investment Trust in accordance with procedures   advised  by the Board of Directors.  Upright and the Board of Directors will take the recommendation of an independent pricing service for verification of fair value pricing of all unlisted and unquoted securities.

a.

Fair Value Pricing – The designated independent pricing service, which may be the Valuations Group, which specializes in non-marketable securities, will valuate each unlisted security’s fair value based upon the guidelines established by IRS Revenue Ruling 59-8-.  These determining guidelines include the nature of the business and the history of the enterprise, the economic outlook in general and the condition and outlook of the specific industry in particular, the book value of the stock and the financial condition of the business, the earning capacity of the company, the dividend paying capacity of the company, whether or not the enterprise has goodwill or other intangible value, the sales of the stock and the size of the block to be valued, and the market price of stocks of corporations engaged in the same or a similar line of business having their stocks traded in a free and open market, either on an exchange or over –the-counter.

b.

Effects of fair value pricing - The use of fair value pricing has the effect of valuing a security based on the price a Fund might reasonably expect to receive if it sold that security, but does not guarantee that the security can be sold at the fair value price.  The Funds may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities.  Investing in such unlisted securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses.  As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities.  Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities.  Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

b)

Federal Income Taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Tax basis components of distributable earnings - There is no undistributed ordinary income.  The fund has no undistributed long-term capital gains.  The Fund has capital loss carry forwards - totaling $1,109,744, of which $702,083 expire September 30, 2017 and $407,661 expire September 30, 2018.

c)

Distributions to Shareholders - Distributions from net investment income, if any, are declared and paid annually.  Distributions of the Fund’s net realized capital gains, if any, are declared at least annually.  Distributions are recorded on the ex-dividend date.  No distributions were made during 2011 or 2012.

The fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP.  These reclassifications are due to differing treatment for items such as deferral of wash sales and net operating losses.

d)  Other - Investment and shareholder transactions are recorded on the trade date.  Gains and losses on securities transactions are determined on the basis of identified cost.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

e)

Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of         the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or limited.   The Fund did not enter any repurchase agreements during 2011 or 2012.

f)   Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

g)

Securities Sold Short - The Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination.  The Fund records a realized gain or loss when the short position is closed out.  The fund did not have any open short positions at March 31, 2012.

h)

Securities Purchased on Margin – The Fund may purchase securities on margin in which case the Fund does not fully pay for securities purchased and borrows amounts to settle the purchase.  No securities were purchased on margin at March 31, 2012.

3. INVESTMENT TRANSACTIONS

 The aggregate amounts of security transactions during the half year ended March 31, 2012 (excluding repurchase agreements and short-term securities), were as follows:

                                        Other than

                                        U.S. Govt.            U.S. Govt.

                                        Securities             Securities

Purchases                      $  1,005,702                   -

Proceeds from sales           655,766                   -

As of March 31, 2012, the gross unrealized appreciation for all securities totaled $2,551,007.79 and the gross unrealized depreciation for all securities totaled ($1,014,750.23) for a net unrealized appreciation of $1,536,257.56 for tax purposes. The aggregate cost of securities at March 31, 2012 was $5,495,629.72.  During the year ended March 31, 2012, the Fund paid no dividends nor did it have distributable earnings.

Upright Growth Fund

NOTES TO FINANCIAL STATEMENTS

(CONTINUED)

March 31, 2012

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with Upright Financial Corporation (“Adviser”).  Pursuant to its Investment Advisory

Agreement with the Fund, the Adviser is entitled to receive a fee, calculated at an annual rate of 1% of its daily net assets.  The Fund has accrued $17,221 of adviser fees through March 31, 2012.  During the six months ended March 31, 2012 the fund paid $26,589 in advisory fees.

Upright Financial Corporation is the Fund’s administrator (the“Administrator”). As compensation for services rendered to the Fund, the Administrator is entitled to receive a fee calculated as follows. The Fund shall pay to the Administrator at the end of each calendar month a fee at the annual rate of 0.95% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.85% of the Fund’s average daily net assets for average daily net assets between $10 million to $20 million, and 0.65% of the Fund’s average daily net assets for average daily net assets over $20 million.

The Fund has accrued $16,706 of administrative fees through March 31, 2012.  During the six months ended March 31, 2012, the Fund paid $25,252 in administrative fees.

Mutual Shareholder Services serves as transfer agent and US Bank serves as custodian.

David Y.S. Chiueh is an officer of Upright Financial Corporation, the Fund Adviser.  He is also an officer and trustee of the Fund

5. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares were as follows:

For half year ended      For the year ended

March  31, 2012         September 30, 2011

Shares sold              70,757   $526,516       87,756     $652,016

Shares redeemed   (47,893)   (358,496)     (48,418)   (362,607)

Net capital share

Transactions           22,864   $168,020       39,338     $289,409

6. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2007, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48 "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48").  FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2007. Management has concluded that adoption of FIN 48 will not result in a material impact on the Fund’s net assets, results of operations and financial statement disclosures.

In February 2007, the FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 159, the Fair Value Option for Financial Assets and Financial Liabilities.  SFAS 159 allows entities to measure at fair value many financial instruments and certain other assets and liabilities that are not otherwise required to be measured at fair value.  SFAS 159 is effective for fiscal years beginning after November 15, 2007.  The Fund has not yet determined what impact, if any, adoption will have on the financial statements.

In September 2006, the FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”.  This standard establishes a single authoritative definition of fair value, sets up a framework for measuring fair value and expands disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  Management is currently evaluating the impact that the adoption of SFAS No. 157 will have on the Fund’s financial statements.

Upright Growth Fund

Financial Highlights
Selected data for a share outstanding throughout each year.

	Six Months Ended March 31,	Years Ended September 30,
	2012	2011	2010	2009	2008
PER SHARE DATA
Net asset value, beginning of year	$6.76	$6.78	$6.10	$ 5.98	$ 11.04

Investment operations:
Net investment loss	(0.05)	(0.04)	(0.06)	(0.03)	(0.04)
Net realized and unrealized gain (loss) on investments	2.72	1.31	0.93	0.15	(5.02)

Total from investment operations	2.66	1.27	0.87	0.12	(5.06)

Less distributions from net investment income	-	-	-	-	-

Net asset value, end of year	9.42	8.05	$6.97	$ 6.10	$ 5.98

TOTAL RETURN	39.44%	18.73%	14.26%	2.04%	(45.83%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	7,342	5,928	4,970	5,773	5,269

Ratio of net expenses to average net assets	1.12%	1.14%	2.48%	2.54%	2.38%
Ratio of net investment income (loss) to average net assets	(0.59%)	(0.58%)	(0.93%)	(0.66%)	(0.45%)
Portfolio turnover rate	10.74%	0.00%	32.24%	29.13%	31.74%

Note: The fund used average share method to calculate selected data for a share outstanding throughout each year

Upright Growth Fund

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330

FUND EXPENSES

A shareholder of each Fund incurs two types of costs: (1) transaction costs, such as sales charge if applied, and (2) ongoing costs, including investment advisory fees and other fund expenses. The examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2011through March 31, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expense. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, then multiply the result by the number in the first line under the heading entitled “Expensed Paid During Period ” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Upright Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2011	March 31, 2012	October 1, 2011 to March 31, 2012

Actual	$1,000.00	$1,170.19	$6.08
Hypothetical (5% Annual Return before expenses)
	$1,000.00	$1,019.40	$5.65

* Expenses are equal to each Fund's annualized expense ratio of 1.12%, multiplied by the average account value over the period, Multiplied by 182/365 (to reflect the one-half year period).

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  A majority of Upright‘s board members are independent, meaning that they have no affiliation with Upright or the funds they oversee.

The Fund is not part of a “fund complex”.  The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With Trust	Principal Occupations (Past 5 Years)	Other Directorships Held by Trustee
David Y.S. Chiueh[1] 615 West Mt. Pleasant Ave, Livingston, NJ 07039 Year of Birth: 1957	Trustee since 1998; Chairman of the Board and Chief Executive Officer since 1998	President of the Investment Adviser since 1990; He held the license of Certified Financial planner since 1991.	None

1 David Y.S Chiueh is “interested persons” of the Trust because he is officer of the Trust.  In addition, he may be deemed to be “interested persons” of the Trust because he is an officer of the Fund’s adviser.

The following table provides information regarding each Trustee who is a “Non-interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With Trust	Principal Occupations (Past 5 Years)	Other Directorships Held by Trustee
Carol Jou 615 West Mt. Pleasant Ave, Livingston, NJ 07039 Year of Birth: 1964	Trustee since December 2005 Chief Compliance Officer	Manager, Novartis Pharmaceutical Corp., (2005 to Present) IT application systems Engineer, Schering-Plough Pharmaceutical Corp., Kenilworth (2001 to 2005);	None
Alice Chen 615 West Mt. Pleasant Ave, Livingston, NJ 07039 Year of Birth: 1962	Trustee since November 2009	Controller, Great China Chartering & Agency Corp. at New Jersey & Shanghai, China Senior Administrator, J&M Manufacturing Corp., New Jersey	None

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request by calling the Fund at 973-533-1818.

Upright Growth Fund

Item 2. Code of Ethics.  Filed herewith.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of September 30, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Upright Investments Trust

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date June 11, 20 12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date June 11, 20 12

* Print the name and title of each signing officer under his or her signature.